Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 170,064	$ 90,462
Restricted cash	842	816
Total cash, cash equivalents, and restricted cash presented in the condensed consolidated statements of cash flows	$ 170,906	$ 91,278	$ 16,263	$ 19,114